UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2012

Date of reporting period:	April 30, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

DINSAN
IU12-01212P-Y04/12

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semiannual Report

April 30, 2012

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	9

Expense Example	10

Portfolio of Investments	11

Statement of Assets and Liabilities	26

Statement of Operations	27

Statements of Changes in Net Assets	28

Notes to Financial Statements	29

Financial Highlights	45

U.S. Privacy Policy	49

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (formerly Morgan Stanley Fixed Income Opportunities Fund)* performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

* The Fund's name change was effective March 1, 2012.

Fund Report (unaudited)

For the six months ended April 30, 2012

Total Return for the 6 Months Ended April 30, 2012
Class A	Class B	Class C	Class I	Barclays Capital Global Aggregate Index[1]	Barclays Capital Intermediate U.S. Government/ Credit Index[2]	Lipper Global Income Funds Index[3]
6.42%	6.07%	6.11%	6.69%	0.96%	2.08%	2.56%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Financial markets were dominated by two factors over the last six months: the outlook for global growth and the European sovereign debt crisis.

Over the summer of 2011, fears had mounted that the world economy would slow close to stall speed. Nevertheless, global growth has continued, but remained both sub-optimal and volatile. The U.S. economy accelerated as 2012 began, with payroll data and initial jobless claims indicative of a more robust jobs market. The housing market also showed some signs of stabilization, albeit at low levels. More recent U.S. data has been mixed, but the economy was still expanding. In Europe, there has been a growing divergence of economic performance between Germany, which continued to grow; the "soft core" countries (France, Netherlands), where economies are stagnating; and "peripheral" countries, where the impact of austerity packages caused economies to contract. Emerging market economies generally have continued to expand, aided by superior fundamentals and the ability of their central banks to reduce rates. China's economy has slowed, but lower inflation has allowed several reductions in banks' reserve ratio requirement, a form of monetary easing.

During the autumn, concern mounted that the crisis in Greece would infect other European sovereign states, particularly Spain and Italy, which are perhaps "too big to save." As 2011 ended and 2012 began, the policy changes enacted by Mario Draghi, the new president of the European Central Bank ("ECB") began to have significant effects on both sovereign debt and credit markets (particularly in the financials sector). Mr. Draghi reduced rates by 25 basis points at each of his first two meetings in charge. Even more significant were the two long-term refinancing operations ("LTRO") in December and February, which added around €1 trillion of liquidity to the system. In December, the leading global central banks offered U.S. dollar cross currency swaps in a coordinated and successful move to reduce tension in funding markets. Other major central banks have maintained accommodative policy stances, and there remains the potential for further quantitative easing. However, during March and April, the LTRO effects began to wane and the markets began to refocus on poor European economic performance (Spain, in particular) and the risks of upcoming elections in France and Greece creating political uncertainty.

Over the period, government bond yields in the U.S., U.K. and Germany continued to rally to record low levels as investors sought refuge from riskier assets. German Bunds rallied the most, as the downgrade of France's sovereign debt reduced the available pool of "AAA" rated securities. European peripheral countries' sovereign yields were lower on a six-month view, but they exhibited substantial volatility. For example, 10-year Italian yields traded in a range from 4.75 percent to 7.25 percent.

Corporate credit spreads were tighter over the period, but with considerable volatility. Investment grade cash bond spreads narrowed by 20 to 50 basis points and high yield spreads were lower by more than 100 basis points. We believe the fundamentals of the corporate sector remain strong, with companies operating with conservative balance sheets.

Performance Analysis

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund outperformed the Barclays Capital Global Aggregate Index (the "Index"), the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Global Income Funds Index for the six months ended April 30, 2012, assuming no deduction of applicable sales charges.

Compared with the Index, the portfolio had overweights to high yield, emerging markets credit, convertible bonds and non-agency mortgages. Conversely, the portfolio was underweight government bonds and agency mortgages relative to the Index. The principal positive driver of performance was the overall narrowing of credit spreads, with the Fund's exposure to the high yield segment contributing the most.

Currency positions, which are managed through the use of currency forwards, also added to performance. The portfolio's largest currency position during the period was short the euro and long the U.S. dollar. Over the six-month period, the euro fell by 5 percent relative to the U.S. dollar, which added to performance.

The portfolio's yield advantage over its Barclays Capital Global Aggregate benchmark of around 3% contributed positively to performance.

Interest positions had a broadly neutral impact on performance.

The portfolio is underweight exposure to peripheral sovereign spreads (Italy, in particular). The rally in these spreads were a slight detractor from relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/12
Corporate Bonds	48.0%
Sovereign	39.0
Mortgages — Other	6.2
Short-Term Investments	4.9
Agency Fixed Rate Mortgages	0.5
Commercial Mortgage-Backed Security	0.4
Convertible Preferred Stocks	0.3
Asset-Backed Securities	0.3
Preferred Stock	0.2
Municipal Bonds	0.2
Common Stocks	0.0	++

+  Does not include open long/short futures contracts with an underlying face amount of $9,141,637 with net unrealized appreciation of $118,145. Also does not include open swap agreements with net unrealized depreciation of $613,266 and open foreign currency exchange contracts with net unrealized appreciation of $252,662 and the value of securities held as collateral on loaned securities.

++  Amount is less than 0.05%

LONG-TERM CREDIT ANALYSIS as of 04/30/12
AAA	18.7%
AA	6.5
A	9.9
BBB	20.8
BB	12.6
B or less	26.2
Not Rated	5.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Adviser has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "SubAdviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2012
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class C Shares† (since 07/28/97) DINCX		Class I Shares†† (since 07/28/97) DINDX
1 Year	7.88 3.31 [5]	%[4]	7.17 2.17 [5]	%[4]	7.24 6.24 [5]	%[4]	8.28 —%[4]
5 Years	4.99 [4] 4.10 [5]		4.37 [4] 4.07 [5]		4.37 [4] 4.37 [5]		5.29 [4] —
10 Years	6.78 [4] 6.31 [5]		6.26 [4] 6.26 [5]		6.13 [4] 6.13 [5]		7.05 [4] —
Since Inception	3.95 [4] 3.64 [5]		4.47 [4] 4.47 [5]		3.31 [4] 3.31 [5]		4.21 [4] —
Gross Expense Ratio	1.12		1.72		1.71		0.87

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark was changed in December 2011 from the Barclays Capital Intermediate U.S. Government/Credit Index because the Adviser believes the Barclays Capital Global Aggregate Index is a more appropriate benchmark for the Fund.

(2)  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/11 – 04/30/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class A
Actual (6.42% return)	$1,000.00	$1,064.20	$5.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.49	$5.42
Class B
Actual (6.07% return)	$1,000.00	$1,060.70	$8.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.42
Class C
Actual (6.11% return)	$1,000.00	$1,061.10	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.37
Class I
Actual (6.69% return)	$1,000.00	$1,066.90	$4.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.74	$4.17

@  Expenses are equal to the Fund's annualized expense ratios of 1.08%, 1.68%, 1.67% and 0.83% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (47.6%)
		Australia (0.9%)
		Basic Materials
	$400	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875%	02/01/18	$413,000
		Finance
	150	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	152,715
	250	Goodman Funding Pty Ltd. (a)	6.375	04/15/21	260,094
					412,809
		Total Australia			825,809
		Belgium (0.4%)
		Consumer, Non-Cyclical
	437	Delhaize Group SA	5.70	10/01/40	406,082
		Brazil (0.2%)
		Basic Materials
	185	Vale Overseas Ltd. (b)	5.625	09/15/19	209,140
		Canada (0.9%)
		Basic Materials
	100	Goldcorp, Inc. (b)	2.00	08/01/14	115,375
		Energy
	650	PetroBakken Energy Ltd. (a)	8.625	02/01/20	679,250
		Total Canada			794,625
		Cayman Islands (0.7%)
		Energy
EUR	425	Petrobras International Finance Co.	4.875	03/07/18	601,461
		Chile (0.1%)
		Finance
CLP	50,000	Banco Santander Chile	6.50	09/22/20	100,783
		China (0.8%)
		Energy
	$575	CNOOC Finance 2012 Ltd. (a)(c)(d)	5.00	05/02/42	590,033
		Finance
	100	Billion Express Investments Ltd. (d)	0.75	10/18/15	108,350
		Total China			698,383

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Denmark (0.0%)
		Finance
DKK	(e)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00%	07/01/29	$12
	129	Realkredit Danmark A/S	6.00	10/01/29	25,415
		Total Denmark			25,427
		France (1.0%)
		Finance
	$450	BNP Paribas SA (b)	5.00	01/15/21	454,713
	475	Societe Generale SA (a)	5.20	04/15/21	447,883
		Total France			902,596
		Germany (1.6%)
		Finance
EUR	400	Commerzbank AG	7.75	03/16/21	473,488
AUD	400	KFW	5.50	07/25/16	432,576
	500	KFW	6.00	03/28/17	552,160
		Total Germany			1,458,224
		Indonesia (0.8%)
		Energy
	$352	Pertamina Persero PT (a)(c)	4.875	05/03/22	351,120
		Utilities
	400	Perusahaan Listrik Negara PT (b)	5.50	11/22/21	415,000
		Total Indonesia			766,120
		Italy (1.2%)
		Communications
EUR	150	Telecom Italia Finance SA	7.75	01/24/33	200,473
	$250	Wind Acquisition Finance SA (a)(b)	11.75	07/15/17	246,875
					447,348
		Finance
	300	Intesa Sanpaolo SpA (a)	6.50	02/24/21	273,009
		Utilities
	375	Enel Finance International N.V. (a)(b)	5.125	10/07/19	370,546
		Total Italy			1,090,903

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Luxembourg (0.9%)
		Basic Materials
	$165	ArcelorMittal (b)	9.85%	06/01/19	$199,700
EUR	376	ArcelorMittal, Series MT	0.00	04/01/14	108,309
					308,009
		Technology
	$445	Sensata Technologies BV (a)(b)	6.50	05/15/19	466,137
		Total Luxembourg			774,146
		New Zealand (0.5%)
		Industrials
	525	Pactiv Corp. (b)	7.95	12/15/25	433,125
		Russia (1.1%)
		Communications
	980	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	7.748	02/02/21	980,245
		Spain (0.8%)
		Finance
	200	BBVA US Senior SAU (b)	3.25	05/16/14	195,120
EUR	200	Gas Natural Capital Markets SA	4.375	11/02/16	264,295
					459,415
		Utilities
	$225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	223,212
		Total Spain			682,627
		Sweden (0.3%)
		Finance
	250	Nordea Bank AB (a)	4.875	05/13/21	240,542
		United Arab Emirates (0.1%)
		Finance
EUR	100	Aabar Investments PJSC	4.00	05/27/16	127,142
		United Kingdom (0.9%)
		Communications
	$112	Virgin Media Finance PLC, Series 1	9.50	08/15/16	126,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Finance
	$195	HBOS PLC, Series G (a)(b)	6.75%	05/21/18	$179,396
EUR	225	Lloyds TSB Bank PLC	6.50	03/24/20	256,274
	$160	Standard Chartered Bank (a)	6.40	09/26/17	177,600
					613,270
		Industrials
	100	Ineos Finance PLC (a)(c)	7.50	05/01/20	103,250
		Total United Kingdom			842,520
		United States (34.4%)
		Basic Materials
	150	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875	04/01/22	152,625
		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50	04/30/21	278,250
	100	CenturyLink, Inc.	6.45	06/15/21	104,257
	300	CommScope, Inc. (a)	8.25	01/15/19	321,750
	420	CSC Holdings (b)	8.625	02/15/19	478,800
	400	GXS Worldwide, Inc. (b)	9.75	06/15/15	387,000
	350	Harron Communications LP/Harron Finance Corp. (a)	9.125	04/01/20	365,750
	190	Hughes Satellite Systems Co. (b)	7.625	06/15/21	206,863
	535	inVentiv Health, Inc. (a)	10.00	08/15/18	480,162
	168	Liberty Interactive	3.125	03/30/23	202,020
	150	SBA Communications Corp.	1.875	05/01/13	197,625
	200	Symantec Corp., Series B (b)	1.00	06/15/13	213,750
	315	Windstream Corp. (b)	7.875	11/01/17	349,650
	330	XM Satellite Radio, Inc. (a)(b)	7.625	11/01/18	361,350
					3,947,227
		Consumer, Cyclical
	250	Ameristar Casinos, Inc. (b)	7.50	04/15/21	265,625
	400	Caesars Entertainment Operating Co., Inc. (a)(b)	8.50	02/15/20	413,000
	200	Caesars Entertainment Operating Co., Inc.	10.00	12/15/18	151,750
	550	CCM Merger, Inc. (a)	9.125	05/01/19	561,687
	200	Chrysler Group (b)	8.00	06/15/19	208,000
	215	Dana Holding Corp.	6.50	02/15/19	230,050
	90	Hyatt Hotels Corp. (a)	6.875	08/15/19	105,953
	60	Ingram Micro, Inc.	5.25	09/01/17	64,891
	100	International Game Technology	3.25	05/01/14	110,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$400	Logan's Roadhouse, Inc.	10.75%		10/15/17	$384,500
3,904	Resort at Summerlin LP, Series B (f)(g)(h)(i)(j)	13.00		12/15/07	0
500	Sabre Holdings Corp.	8.35		03/15/16	465,000
400	Scientific Games International, Inc.	9.25		06/15/19	445,000
390	Tenneco, Inc.	7.75		08/15/18	425,100
325	VWR Funding, Inc., Series B (g)	10.25	(k)	07/15/15	338,813
200	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. (b)	7.875		05/01/20	221,500
					4,391,494
	Consumer, Non-Cyclical
325	Apria Healthcare Group, Inc. (b)	11.25		11/01/14	339,625
300	ARAMARK Holdings Corp. (a)(g)	8.625		05/01/16	307,878
183	Archer-Daniels-Midland Co.	0.875		02/15/14	185,974
545	Armored Autogroup, Inc. (a)	9.25		11/01/18	459,162
140	Bunge Ltd. Finance Corp. (b)	8.50		06/15/19	174,445
165	Coventry Health Care, Inc.	5.45		06/15/21	186,619
185	Gilead Sciences, Inc.	1.00		05/01/14	234,950
1,155	HCA, Inc.	7.69		06/15/25	1,114,575
480	Kindred Healthcare, Inc. (b)	8.25		06/01/19	426,000
500	MGM Resorts International (b)	7.75		03/15/22	513,750
150	Molson Coors Brewing Co. (b)	2.50		07/30/13	154,125
520	RSC Equipment Rental, Inc.	8.25		02/01/21	564,200
287	Select Medical Holdings Corp.	6.494	(k)	09/15/15	273,368
300	ServiceMaster Co. (a)(b)	8.00		02/15/20	322,500
320	Ticketmaster Entertainment LLC/ Ticketmaster Noteco, Inc. (b)	10.75		08/01/16	344,800
140	Verisk Analytics, Inc.	5.80		05/01/21	152,584
131	Vertex Pharmaceuticals, Inc. (b)	3.35		10/01/15	146,884
110	Viropharma, Inc. (b)	2.00		03/15/17	147,263
					6,048,702
	Energy
157	Alpha Natural Resources, Inc.	2.375		04/15/15	144,047
150	Chesapeake Energy Corp.	2.75		11/15/35	139,875
325	Chesapeake Energy Corp. (b)	6.775		03/15/19	316,469
250	Continental Resources, Inc. (a)(b)	5.00		09/15/22	254,062
220	Continental Resources, Inc.	7.125		04/01/21	246,400
347	Denbury Resources, Inc.	8.25		02/15/20	388,640
400	Eagle Rock Energy Partners LP/ Eagle Rock Energy Finance Corp.	8.375		06/01/19	416,000
100	EQT Corp.	4.875		11/15/21	102,179

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
	$255	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.25%		11/01/19	$251,494
	250	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (b)	6.25		06/15/22	264,375
	245	Williams Cos., Inc. (The)	7.875		09/01/21	311,915
						2,835,456
		Finance
	190	Ares Capital Corp. (a)	5.75		02/01/16	198,312
	77	CA FM Lease Trust (a)(f)	8.50		07/15/17	86,737
	255	CNA Financial Corp.	5.75		08/15/21	279,560
	250	DPL, Inc. (a)(b)	7.25		10/15/21	278,750
	150	Genworth Financial, Inc. (b)	7.20		02/15/21	144,303
	455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	451,467
	155	Hartford Financial Services Group, Inc. (b)	5.50		03/30/20	162,478
	170	HCP, Inc.	5.625		05/01/17	188,343
	150	Health Care REIT, Inc.	4.75		07/15/27	171,188
	400	Host Hotels & Resorts LP (a)	5.25		03/15/22	399,500
	435	HSBC Finance Corp. (b)	6.676		01/15/21	470,575
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b)	7.75		01/15/16	423,000
	125	Nationwide Financial Services (a)(b)	5.375		03/25/21	130,562
	350	Nuveen Investments, Inc. (b)	10.50		11/15/15	363,125
	400	Realogy Corp. (a)(b)	7.625		01/15/20	417,000
	795	SLM Corp., MTN	6.25		01/25/16	822,825
	225	SLM Corp., MTN	8.00		03/25/20	240,187
	200	Wells Operating Partnership II LP	5.875		04/01/18	204,478
						5,432,390
		Industrials
	288	Coleman Cable, Inc. (b)	9.00		02/15/18	305,280
EUR	375	GE Capital Trust II	5.50	(k)	09/15/67	428,134
	$103	General Cable Corp. (b)	0.875		11/15/13	100,940
	275	Graphic Packaging International, Inc. (b)	7.875		10/01/18	306,625
	1,000	Heckmann Corp. (a)	9.875		04/15/18	992,500
	300	Kratos Defense & Security Solutions, Inc.	10.00		06/01/17	324,000
	118	Orbital Sciences Corp.	2.438		01/15/27	118,590
	150	Owens-Brockway Glass Container, Inc. (a)	3.00		06/01/15	147,188
	445	RBS Global, Inc./Rexnord LLC (b)	8.50		05/01/18	486,162
	400	Sealed Air Corp. (a)	8.125		09/15/19	449,000
	400	Sequa Corp. (a)	11.75		12/01/15	426,500
	200	Silgan Holdings, Inc. (a)	5.00		04/01/20	202,500
	135	Sonoco Products Co.	5.75		11/01/40	149,544
						4,436,963

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Technology
	$300	CDW LLC/CDW Finance Corp. (b)	8.50%	04/01/19	$322,500
	400	First Data Corp.	10.55	09/24/15	409,000
	350	iGate Corp.	9.00	05/01/16	381,500
	112	Intel Corp. (b)	2.95	12/15/35	128,100
	123	Lam Research Corp. (a)(b)	1.25	05/15/18	123,615
	350	Lawson Software, Inc. (a)(b)	9.375	04/01/19	367,500
	191	Microsoft Corp. (a)(b)	0.00	06/15/13	209,145
	200	SanDisk Corp. (b)	1.00	05/15/13	199,000
					2,140,360
		Utilities
	400	AES Corp. (The) (a)(b)	7.375	07/01/21	447,000
	350	CMS Energy Corp. (b)	5.05	03/15/22	358,016
	425	Puget Energy, Inc. (b)	6.50	12/15/20	464,958
	325	United Maritime Group LLC/United Maritime Group Finance Corp.	11.75	06/15/15	343,687
					1,613,661
		Total United States			30,998,878
		Total Corporate Bonds (Cost $45,410,446)			42,958,778
		Sovereign (38.7%)
		Australia (1.1%)
AUD	900	Australia Government Bond	5.25	03/15/19	1,045,558
		Brazil (3.0%)
	$1,150	Banco Nacional de Desenvolvimento, Economico e Social	5.50	07/12/20	1,297,775
	160	Banco Nacional de Desenvolvimento, Economico e Social (a)	5.50	07/12/20	180,560
	250	Banco Nacional de Desenvolvimento, Economico e Social (a)(b)	6.369	06/16/18	293,450
BRL	1,680	Brazilian Government International Bond	8.50	01/05/24	901,188
		Total Brazil			2,672,973
		Canada (2.9%)
CAD	1,500	Canadian Government Bond	3.25	06/01/21	1,669,155
	800	Canadian Government Bond	4.25	06/01/18	926,773
		Total Canada			2,595,928
		Chile (0.9%)
CLP	381,000	Chile Government International Bond	5.50	08/05/20	822,947

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Colombia (1.0%)
COP	1,305,000	Colombia Government International Bond	7.75%	04/14/21	$912,718
		Germany (2.1%)
EUR	1,040	Bundesrepublik Deutschland	4.25	07/04/39	1,884,771
		Indonesia (2.5%)
	$850	Bumi Investment Pte Ltd.	10.75	10/06/17	922,250
	1,100	Majapahit Holding BV	7.75	01/20/20	1,309,000
		Total Indonesia			2,231,250
		Japan (1.8%)
JPY	130,000	Japan Government Thirty Year Bond	1.70	06/20/33	1,618,464
		Kazakhstan (1.6%)
	$140	KazMunayGas National Co. (a)	6.375	04/09/21	156,584
	1,150	KazMunayGas National Co.	6.375	04/09/21	1,286,229
		Total Kazakhstan			1,442,813
		Korea, Republic of (0.9%)
	400	Korea Development Bank (The)	3.875	05/04/17	415,809
	400	Korea Finance Corp.	4.625	11/16/21	417,311
		Total Korea, Republic of			833,120
		Lithuania (0.2%)
	200	Lithuania Government International Bond (a)	6.625	02/01/22	224,750
		Mexico (3.5%)
MXN	27,300	Mexican Bonos	8.00	06/11/20	2,381,973
	$700	Petroleos Mexicanos (a)(b)	4.875	01/24/22	748,040
		Total Mexico			3,130,013
		Poland (1.6%)
PLN	3,500	Poland Government Bond	5.25	10/25/17	1,126,803
	900	Poland Government Bond	5.50	10/25/19	290,763
		Total Poland			1,417,566
		Russia (1.3%)
	$1,200	Russian Foreign Bond - Eurobond (a)(b)	3.25	04/04/17	1,219,500
		South Africa (2.6%)
	1,250	Eskom Holdings SOC Ltd.	5.75	01/26/21	1,350,000
ZAR	7,600	South Africa Government Bond	7.25	01/15/20	961,592
		Total South Africa			2,311,592

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Supernational (4.7%)
EUR	600	European Union	2.75%		06/03/16	$842,324
	2,350	European Union	3.25		04/04/18	3,369,033
		Total Supernational				4,211,357
		Sweden (1.0%)
SEK	5,200	Sweden Government Bond	4.25		03/12/19	907,761
		United Kingdom (4.3%)
GBP	500	United Kingdom Gilt	3.75		09/07/20	932,344
	1,545	United Kingdom Gilt	4.25		09/07/39	2,930,561
		Total United Kingdom				3,862,905
		Venezuela (1.7%)
	$1,724	Petroleos de Venezuela SA	8.50		11/02/17	1,555,048
		Total Sovereign (Cost $33,833,167)				34,901,034
		Municipal Bond (0.2%)
	135	Chicago, IL, Transit Authority (Cost $135,000)	6.20		12/01/40	158,552
		Agency Fixed Rate Mortgages (0.5%)
	7	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29 - 10/01/32	7,691
		Federal National Mortgage Association, Conventional Pools:
	(e)		6.00		04/01/13	76
	183		6.50		05/01/28 - 09/01/32	211,554
	11		7.00		08/01/29 - 11/01/32	12,028
		Government National Mortgage Association, Various Pools:
	33		7.50		07/20/25	39,521
	148		8.00		01/15/22 - 05/15/30	168,680
		Total Agency Fixed Rate Mortgages (Cost $389,684)				439,550
		Asset-Backed Securities (0.3%)
	45	Chesapeake Funding LLC (a)	2.24	(k)	12/15/20	44,982
	200	FUEL Trust (a)(b)	4.207		10/15/22	209,032
		Total Asset-Backed Securities (Cost $245,240)				254,014
		Mortgages - Other (6.2%)
	660	Banc of America Alternative Loan Trust	5.913	(k)	10/25/36	435,827
		Chase Mortgage Finance Corp.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$539		6.00%		10/25/36	$450,421
565		6.00		11/25/36	471,076
382		6.00		11/25/36	319,353
554	Citigroup Mortgage Loan Trust, Inc. (See Note 6)	2.53	(k)	10/25/35	462,264
380	Countrywide Alternative Loan Trust	6.00		04/25/36	276,044
683	Countrywide Home Loan Mortgage Pass-Through Trust	0.539	(k)	04/25/46	188,707
259	First Horizon Alternative Mortgage Securities	6.25		08/25/36	192,007
296	GS Mortgage Securities Corp. (a)	7.50	(k)	09/25/36	226,334
606	Indymac Index Mortgage Loan Trust	5.26	(k)	12/25/35	447,748
	Lehman Mortgage Trust
211		5.50		11/25/35	196,639
391		5.50		02/25/36	348,425
757		6.50		09/25/37	585,288
	Residential Accredit Loans, Inc.
295		0.739	(k)	03/25/35	165,620
355		6.00		04/25/36	233,367
621	Structured Adjustable Rate Mortgage Loan Trust	2.727	(k)	08/25/34	540,673
	Total Mortgages - Other (Cost $5,472,431)				5,539,793
	Commercial Mortgage-Backed Security (0.4%)
370	Commercial Mortgage Pass-Through Certificates (Cost $373,679)	3.288		12/10/44	379,366
NUMBER OF SHARES
	Common Stocks (0.0%) (l)
	Communications Equipment
6,574	ORBCOMM, Inc. (b)(m)				21,431
	Electric Utilities
102	PNM Resources, Inc. (i)				1,914
	Wireless Telecommunication Services
720	USA Mobility, Inc. (b)				9,302
	Total Common Stocks (Cost $2,864)				32,647
	Convertible Preferred Stocks (0.3%)
	Diversified Financial Services
200	Bank of America Corp., Series L $72.50 (b)				194,600

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES				VALUE
	Electric Utilities
2,130	PPL Corp. $4.75 (b)			$113,721
	Total Convertible Preferred Stocks (Cost $299,287)			308,321
	Preferred Stock (0.3%)
	Consumer Finance
267	Ally Financial, Inc. (Cost $111,973) (a)			226,633
PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (23.6%)
	U.S. Treasury Security (0.5%)
$471	U.S. Treasury Bill (Cost $470,788) (n)(o)	0.136%	08/30/12	470,834
	Securities held as Collateral on Loaned Securities (18.8%)
	Repurchase Agreements (5.1%)
1,793	Barclays Capital, Inc. (0.20%, dated 04/30/12, due 05/01/12; proceeds $1,793,491; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.00% due 08/01/41; valued at $1,829,351)			1,793,481
2,793	Merrill Lynch & Co., Inc. (0.21%, dated 04/30/12, due 05/01/12; proceeds $2,792,723; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 07/01/41; valued at $2,848,561)			2,792,707
	Total Repurchase Agreements (Cost $4,586,188)			4,586,188
NUMBER OF SHARES (000)
	Investment Company (13.7%)
12,350	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $12,349,811)			12,349,811
	Total Securities held as Collateral on Loaned Securities (Cost $16,935,999)			16,935,999

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (4.3%)
3,882	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $3,882,214)		$3,882,214
	Total Short-Term Investments (Cost $21,289,001)		21,289,047
	Total Investments (Cost $107,562,772) (p)	118.1%	106,487,735
	Liabilities in Excess of Other Assets	(18.1)	(16,296,400)
	Net Assets	100.0%	$90,191,335

  MTN  Medium Term Note.

  REIT  Real Estate Investment Trust.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  All or a portion of this security was on loan at April 30, 2012.

  (c)  When-issued security.

  (d)  Security trades on the Hong Kong exchange.

  (e)  Par less than $500.

  (f)  At April 30, 2012, the Fund held fair valued securities valued at $86,737, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (g)  Payment-in-kind security.

  (h)  Issuer in bankruptcy.

  (i)  Acquired through exchange offer.

  (j)  Non-income producing security; bond in default.

  (k)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.

  (l)  Amount is less than 0.05%.

  (m)  Non-income producing security.

  (n)  Rate shown is the yield to maturity at April 30, 2012.

  (o)  All or a portion of this security has been physically segregated in connection with open swap agreements.

  (p)  Securities are available for collateral in connection with purchases of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at April 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$455,320	JPY	37,454,591	05/01/12	$13,801
Wells Fargo Bank	JPY	647,067,591		$7,963,105	05/01/12	(141,449)
Wells Fargo Bank		$7,368,643	JPY	609,613,000	05/01/12	266,790
Goldman Sachs International	BRL	1,150,000		$610,015	05/02/12	6,705
Goldman Sachs International	CAD	450,000		$456,417	05/02/12	892
Goldman Sachs International	RUB	26,742,761		$910,897	05/02/12	777
Goldman Sachs International	RUB	26,742,761		$908,589	05/02/12	(1,532)
Goldman Sachs International		$611,767	BRL	1,150,000	05/02/12	(8,457)
Goldman Sachs International		$908,073	RUB	26,742,761	05/02/12	2,047
Goldman Sachs International		$908,589	RUB	26,742,761	05/02/12	1,532
UBS AG	BRL	1,150,000		$608,659	05/02/12	5,348
UBS AG	COP	800,000,000		$448,934	05/02/12	(4,998)
UBS AG	COP	800,000,000		$454,236	05/02/12	304
UBS AG	EUR	350,000		$459,585	05/02/12	(3,710)
UBS AG	MXN	6,000,000		$452,386	05/02/12	(8,233)
UBS AG	MXN	3,958,604		$301,192	05/02/12	(2,709)
UBS AG		$610,015	BRL	1,150,000	05/02/12	(6,705)
UBS AG		$453,355	CAD	450,000	05/02/12	2,170
UBS AG		$452,981	COP	800,000,000	05/02/12	951
UBS AG		$454,236	COP	800,000,000	05/02/12	(304)
UBS AG		$462,525	EUR	350,000	05/02/12	770
UBS AG		$757,781	MXN	9,958,604	05/02/12	6,740
Goldman Sachs International	BRL	1,150,000		$607,887	06/04/12	8,585
Goldman Sachs International		$456,103	CAD	450,000	06/04/12	(899)
Goldman Sachs International		$6,443,509	EUR	4,878,641	06/04/12	15,130
Goldman Sachs International		$906,556	RUB	26,742,761	06/04/12	(950)
JPMorgan Chase Bank		$1,839,336	CAD	1,819,920	06/04/12	1,629
JPMorgan Chase Bank		$292,679	CAD	288,578	06/04/12	(764)
JPMorgan Chase Bank		$1,528,196	SGD	1,905,362	06/04/12	11,541
JPMorgan Chase Bank		$271,871	SGD	338,211	06/04/12	1,440
UBS AG	AUD	400,728		$414,032	06/04/12	(2,044)
UBS AG	BRL	490,248		$259,473	06/04/12	3,989
UBS AG	CHF	182,000		$199,970	06/04/12	(617)
UBS AG	CLP	218,000,000		$445,016	06/04/12	(2,549)
UBS AG	COP	800,000,000		$450,552	06/04/12	(1,405)
UBS AG	EUR	350,000		$462,576	06/04/12	(775)
UBS AG	MXN	9,958,604		$755,403	06/04/12	(6,774)
UBS AG	PLN	2,883,224		$900,698	06/04/12	(10,584)
UBS AG	SEK	4,952,794		$733,231	06/04/12	(2,704)
UBS AG		$448,467	CLP	218,000,000	06/04/12	(902)
UBS AG		$910,571	JPY	72,780,085	06/04/12	1,253
UBS AG		$875,733	KRW	1,000,000,000	06/04/12	7,210
UBS AG	ZAR	4,125,885		$525,188	06/04/12	(3,108)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Wells Fargo Bank	AUD	2,850,574		$2,923,264	06/04/12	$(36,487)
Wells Fargo Bank	IDR	4,148,784,745		$450,221	06/04/12	281
Wells Fargo Bank		$904,168	AUD	874,666	06/04/12	3,997
Wells Fargo Bank		$7,965,281	JPY	647,067,591	06/04/12	141,486
JPMorgan Chase Bank	NZD	1,680,000		$1,358,424	06/05/12	(12,338)
UBS AG		$453,623	NZD	553,908	06/05/12	(1,673)
UBS AG		$451,249	THB	14,000,000	06/05/12	3,026
Goldman Sachs International		$634,230	GBP	393,858	06/06/12	4,825
UBS AG		$900,087	GBP	556,038	06/06/12	2,113
	Net Unrealized Appreciation					$252,662

Futures Contracts Open at April 30, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
22	Long	U.S. Treasury Ultra Long Bond, Jun-12	$3,471,875	$66,740
9	Long	German Euro Bund, Jun-12	1,679,705	30,438
11	Long	U.S. Treasury 10 yr. Note, Jun-12	1,455,094	2,922
8	Long	Australian 10 yr. Bond, Jun-12	998,865	25,168
6	Short	Australian 3 yr. Bond, Jun-12	(678,848)	(1,123)
6	Short	U.S. Treasury 30 yr. Bond, Jun-12	(857,250)	(6,000)
		Net Unrealized Appreciation		$118,145

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at April 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR	4,495	6 Month EURIBOR	Pay	4.26%	08/18/26	$204,537
Bank of America		$6,025	3 Month LIBOR	Receive	4.35	08/18/26	(168,866)
Bank of America	EUR	5,680	6 Month EURIBOR	Receive	3.61	08/18/31	(178,050)
Bank of America		$7,475	3 Month LIBOR	Pay	4.15	08/18/31	162,468
Goldman Sachs International		1,025	3 Month LIBOR	Receive	2.42	03/22/22	(40,086)
JPMorgan Chase Bank		497	3 Month LIBOR	Receive	2.43	03/22/22	(20,148)
JPMorgan Chase Bank		1,239	3 Month LIBOR	Receive	2.25	04/04/22	(27,939)
Net Unrealized Depreciation							$(68,084)

Zero Coupon Swap Agreements Open at April 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$3,113	3 Month LIBOR	Receive	11/15/19	$(1,288,316)
Barclays Capital	3,689	3 Month LIBOR	Pay	11/15/19	743,134
Net Unrealized Depreciation					$(545,182)

  EURIBOR  Euro Interbank Offered Rate.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

COP  Colombian Peso.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

IDR  Indonesian Rupiah.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

THB  Thai Baht.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $90,892,990) (including $16,599,888 for securities loaned)	$89,793,446
Investment in affiliate, at value (cost $16,669,782)	16,694,289
Total investments in securities, at value (cost $107,562,772)	106,487,735
Unrealized appreciation on open swap agreements	1,110,139
Unrealized appreciation on open foreign currency exchange contracts	515,332
Foreign currency (cost of $67,724)	67,342
Receivable for:
Investments sold	2,458,732
Interest	1,275,888
Variation margin	181,659
Shares of beneficial interest sold	23,914
Dividends	4,690
Foreign withholding taxes reclaimed	2,264
Interest and dividends from affiliates	1,532
Prepaid expenses and other assets	39,729
Total Assets	112,168,956
Liabilities:
Collateral on securities loaned, at value	16,935,999
Unrealized depreciation on open swap agreements	1,723,405
Unrealized depreciation on open foreign currency exchange contracts	262,670
Payable for:
Investments purchased	2,485,413
Shares of beneficial interest redeemed	234,860
Dividends to shareholders	38,911
Transfer agent fee	28,107
Distribution fee	24,869
Advisory fee	24,045
Administration fee	6,076
Accrued expenses and other payables	213,266
Total Liabilities	21,977,621
Net Assets	$90,191,335
Composition of Net Assets:
Paid-in-capital	$219,010,185
Net unrealized depreciation	(1,316,955)
Dividends in excess of net investment income	(10,783)
Accumulated net realized loss	(127,491,112)
Net Assets	$90,191,335
Class A Shares:
Net Assets	$77,504,258
Shares Outstanding (unlimited shares authorized, $.01 par value)	14,065,349
Net Asset Value Per Share	$5.51
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.75
Class B Shares:
Net Assets	$5,162,573
Shares Outstanding (unlimited shares authorized, $.01 par value)	933,243
Net Asset Value Per Share	$5.53
Class C Shares:
Net Assets	$6,629,034
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,203,105
Net Asset Value Per Share	$5.51
Class I Shares:
Net Assets	$895,470
Shares Outstanding (unlimited shares authorized, $.01 par value)	161,134
Net Asset Value Per Share	$5.56

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2012 (unaudited)

Net Investment Income:
Income
Interest (net of $2,957 foreign withholding tax)	$2,732,026
Dividends	32,299
Income from securities loaned - net	30,708
Interest and dividends from affiliates (Note 6)	16,045
Total Income	2,811,078
Expenses
Distribution fee (Class A shares) (Note 5)	95,623
Distribution fee (Class B shares) (Note 5)	24,705
Distribution fee (Class C shares) (Note 5)	26,319
Advisory fee (Note 4)	143,122
Transfer agent fees and expenses	53,111
Professional fees	40,684
Administration fee (Note 4)	35,781
Registration fees	26,963
Shareholder reports and notices	22,096
Custodian fees	18,262
Trustees' fees and expenses	4,230
Other	26,306
Total Expenses	517,202
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,812)
Net Expenses	515,390
Net Investment Income	2,295,688
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	2,976,960
Investments in affiliates (Note 6)	56,852
Futures contracts	(25,664)
Swap agreements	10,730
Foreign currency exchange contracts	(195,363)
Foreign currency translation	36,397
Net Realized Gain	2,859,912
Change in Unrealized Appreciation/Depreciation on:
Investments	264,202
Investments in affiliates (Note 6)	(37,119)
Futures contracts	71,404
Swap agreements	(59,616)
Foreign currency exchange contracts	187,586
Foreign currency translation	(245)
Net Change in Unrealized Appreciation/Depreciation	426,212
Net Gain	3,286,124
Net Increase	$5,581,812

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,295,688	$5,798,687
Net realized gain	2,859,912	3,109,914
Net change in unrealized appreciation/depreciation	426,212	(4,555,420)
Net Increase	5,581,812	4,353,181
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,513,252)	(4,561,222)
Class B shares	(170,705)	(472,672)
Class C shares	(188,222)	(343,031)
Class I shares	(28,543)	(48,099)
Total Dividends	(2,900,722)	(5,425,024)
Net decrease from transactions in shares of beneficial interest	(3,983,198)	(14,309,911)
Net Decrease	(1,302,108)	(15,381,754)
Net Assets:
Beginning of period	91,493,443	106,875,197
End of Period (Including dividends in excess of net investment income of $10,783 and accumulated undistributed net investment income of $594,251, respectively)	$90,191,335	$91,493,443

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund"), formerly Morgan Stanley Fixed Income Opportunities Fund (the Fund's name changed effective March 1, 2012), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2012 were $16,599,888 and $16,935,999, respectively. The Fund received cash collateral of which $16,935,999 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets: Fixed Income Securities
Corporate Bonds	$—	$42,872,041	$86,737	$42,958,778
Sovereign	—	34,901,034	—	34,901,034
Municipal Bond	—	158,552	—	158,552
Agency Fixed Rate Mortgages	—	439,550	—	439,550
Asset-Backed Securities	—	254,014	—	254,014
Mortgages — Other	—	5,539,793	—	5,539,793
Commercial Mortgage Backed Security	—	379,366	—	379,366
Total Fixed Income Securities	—	84,544,350	86,737	84,631,087
Common Stocks
Communications Equipment	21,431	—	—	21,431
Electric Utilities	1,914	—	—	1,914
Wireless Telecommunication Services	9,302	—	—	9,302
Total Common Stocks	32,647	—	—	32,647
Convertible Preferred Stocks	308,321	—	—	308,321
Preferred Stock	—	226,633	—	226,633
Short-Term Investments
U.S. Treasury Security	—	470,834	—	470,834
Repurchase Agreements	—	4,586,188	—	4,586,188
Investment Company	16,232,025	—	—	16,232,025
Total Short-Term Investments	16,232,025	5,057,022	—	21,289,047
Foreign Currency Exchange Contracts	—	515,332	—	515,332
Futures Contracts	125,268	—	—	125,268
Interest Rate Swap Agreements	—	367,005	—	367,005
Zero Coupon Swap Agreements	—	743,134	—	743,134
Total Assets	16,698,261	91,453,476	86,737	108,238,474

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities:
Foreign Currency Exchange Contracts	$—	$(262,670)	$—	$(262,670)
Futures Contracts	(7,123)	—	—	(7,123)
Interest Rate Swap Agreements	—	(435,089)	—	(435,089)
Zero Coupon Swap Agreements	—	(1,288,316)	—	(1,288,316)
Total Liabilities	(7,123)	(1,986,075)	—	(1,993,198)
Total	$16,691,138	$89,467,401	$86,737	$106,245,276

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BONDS
Beginning Balance	$94,187
Purchases	—
Sales	(5,742)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(1,219)
Realized gains (losses)	(489)
Ending Balance	$86,737
Net change in unrealized appreciation/ depreciation from investments still held as of April 30, 2012	$(1,219)

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Swaps An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$125,268	†	Variation margin	$(7,123)†
	Unrealized appreciation on open swap agreements	1,110,139		Unrealized depreciation on open swap agreements	(1,723,405)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	515,332		Unrealized depreciation on open foreign currency exchange contracts	(262,670)
		$1,750,739			$(1,993,198)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(25,664)	—	$10,730
Foreign Currency Risk	—	$(195,363)	—
Total	$(25,664)	$(195,363)	$10,730

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$71,404	—	$(59,616)
Foreign Currency Risk	—	$187,586	—
Total	$71,404	$187,586	$(59,616)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

For the six months ended April 30, 2012, the average monthly original value of futures contracts was $12,945,200, the average monthly notional value of swap agreements was $86,070,569 and the average monthly principal amount of foreign currency exchange contracts was $50,849,833.

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,569,690 at April 30, 2012.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2012, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.84%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3, $1,221 and $805, respectively, and received $7,428 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 aggregated $69,598,050 and $75,356,957, respectively. Included in the aforementioned are sales of U.S. Government securities of $5,454,991.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2012, advisory fees paid were reduced by $1,812 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2012 is as follows:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2012
$13,247,370	$42,848,345	$39,863,690	$1,782	$16,232,025

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Sub-Adviser, Administrator and Distributor under Section 17 of the Act, for the six months ended April 30, 2012:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE APRIL 30, 2012
$495,686	$447,248	$490,912	$56,852	$14,263	$462,264

Morgan Stanley Services Company Inc., an affiliate of the Adviser, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2012, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,506. At April 30, 2012, the Fund had an accrued pension liability of $76,419, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2012		FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	296,758	$1,593,848	611,609	$3,263,848
Conversion from Class B	267,491	1,452,103	950,255	5,101,405
Reinvestment of dividends	422,210	2,268,950	776,691	4,145,512
Redeemed	(1,530,273)	(8,250,955)	(3,264,913)	(17,447,750)
Net decrease — Class A	(543,814)	(2,936,054)	(926,358)	(4,936,985)
CLASS B SHARES
Sold	97,684	530,896	319,513	1,709,631
Conversion to Class A	(266,541)	(1,452,103)	(947,040)	(5,101,405)
Reinvestment of dividends	28,779	154,917	80,663	431,877
Redeemed	(106,620)	(575,456)	(948,344)	(5,082,947)
Net decrease — Class B	(246,698)	(1,341,746)	(1,495,208)	(8,042,844)
CLASS C SHARES
Sold	119,560	645,042	81,981	441,232
Reinvestment of dividends	33,773	181,527	62,212	332,064
Redeemed	(111,221)	(597,457)	(379,238)	(2,035,256)
Net increase (decrease) — Class C	42,112	229,112	(235,045)	(1,261,960)
CLASS I SHARES
Sold	10,154	55,021	8,354	45,383
Reinvestment of dividends	5,129	27,837	8,768	47,189
Redeemed	(3,152)	(17,368)	(29,502)	(160,694)
Net increase (decrease) — Class I	12,131	65,490	(12,380)	(68,122)
Net decrease in Fund	(736,269)	$(3,983,198)	(2,668,991)	$(14,309,911)

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2010 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$5,477,274	$7,579,683

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$388,114	$92,810,091	$(93,198,205)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

At October 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS
$944,200	—

At April 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,464,173 and the aggregate gross unrealized depreciation is $4,539,210 resulting in net unrealized depreciation of $1,075,037.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards, which will expire on the indicated dates:

AMOUNT	EXPIRATION
$23,122,351	October 31, 2012
10,246,820	October 31, 2013
8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2011, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $3,036,577.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.35		$5.40		$5.14		$4.34		$6.10		$6.07
Income (loss) from investment operations:
Net investment income(1)	0.14		0.32		0.18		0.36		0.34		0.40
Net realized and unrealized gain (loss)	0.20		(0.07)		0.44		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.34		0.25		0.62		1.20		(1.33)		0.40
Less dividends from net investment income	(0.18)		(0.30)		(0.36)		(0.40)		(0.43)		(0.37)
Net asset value, end of period	$5.51		$5.35		$5.40		$5.14		$4.34		$6.10
Total Return(2)	6.42	%(6)	4.87%		12.63%		29.68%		(23.31)%		6.72%
Ratios to Average Net Assets(3):
Total expenses	1.08	%(4)(7)	1.12	%(4)	1.44	%(4)	1.17	%(4)	1.10	%(4)	1.05	%(4)
Net investment income	5.21	%(4)(7)	6.02	%(4)	3.49	%(4)	7.72	%(4)	6.02	%(4)	6.53	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$77,504		$78,145		$83,951		$85,901		$72,985		$109,541
Portfolio turnover rate	80	%(6)	74%		88%		121%		65%		67%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.37		$5.42		$5.15		$4.35		$6.11		$6.08
Income (loss) from investment operations:
Net investment income(1)	0.12		0.29		0.15		0.33		0.30		0.36
Net realized and unrealized gain (loss)	0.20		(0.07)		0.45		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.32		0.22		0.60		1.17		(1.37)		0.36
Less dividends from net investment income	(0.16)		(0.27)		(0.33)		(0.37)		(0.39)		(0.33)
Net asset value, end of period	$5.53		$5.37		$5.42		$5.15		$4.35		$6.11
Total Return(2)	6.07	%(6)	4.19%		12.11%		28.82%		(23.74)%		6.06%
Ratios to Average Net Assets(3):
Total expenses	1.68	%(4)(7)	1.72	%(4)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)
Net investment income	4.61	%(4)(7)	5.42	%(4)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$5,163		$6,335		$14,502		$24,119		$32,902		$71,079
Portfolio turnover rate	80	%(6)	74%		88%		121%		65%		67%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.35		$5.40		$5.14		$4.34		$6.10		$6.07
Income (loss) from investment operations:
Net investment income(1)	0.12		0.29		0.15		0.33		0.30		0.36
Net realized and unrealized gain (loss)	0.20		(0.07)		0.44		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.32		0.22		0.59		1.17		(1.37)		0.36
Less dividends from net investment income	(0.16)		(0.27)		(0.33)		(0.37)		(0.39)		(0.33)
Net asset value, end of period	$5.51		$5.35		$5.40		$5.14		$4.34		$6.10
Total Return(2)	6.11	%(6)	4.24%		11.96%		28.92%		(23.78)%		6.07%
Ratios to Average Net Assets(3):
Total expenses	1.67	%(4)(7)	1.71	%(4)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)
Net investment income	4.62	%(4)(7)	5.43	%(4)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$6,629		$6,210		$7,543		$8,028		$7,316		$12,396
Portfolio turnover rate	80	%(6)	74%		88%		121%		65%		67%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.39		$5.44		$5.18		$4.36		$6.12		$6.09
Income (loss) from investment operations:
Net investment income(1)	0.15		0.34		0.20		0.38		0.35		0.42
Net realized and unrealized gain (loss)	0.20		(0.07)		0.43		0.85		(1.67)		(0.01)
Total income (loss) from investment operations	0.35		0.27		0.63		1.23		(1.32)		0.41
Less dividends from net investment income	(0.18)		(0.32)		(0.37)		(0.41)		(0.44)		(0.38)
Net asset value, end of period	$5.56		$5.39		$5.44		$5.18		$4.36		$6.12
Total Return(2)	6.69	%(6)	5.09%		12.81%		30.33%		(23.17)%		7.12%
Ratios to Average Net Assets(3):
Total expenses	0.83	%(4)(7)	0.87	%(4)	1.19	%(4)	0.92	%(4)	0.85	%(4)	0.81	%(4)
Net investment income	5.46	%(4)(7)	6.27	%(4)	3.74	%(4)	7.97	%(4)	6.27	%(4)	6.77	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$895		$804		$879		$879		$4,916		$9,713
Portfolio turnover rate	80	%(6)	74%		88%		121%		65%		67%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2012